Income Tax Expenses	12 Months Ended
Dec. 31, 2025
Disclosure of Income Tax [Abstract]
Income Tax Expenses
10.
INCOME TAX EXPENSES

The Company is exempted from taxation under the laws of the Cayman Islands.

The US Corporate Income Tax (“CIT”) includes (a) federal income tax calculated at a flat rate of 21% on the US federal taxable income in accordance to the Tax Cuts and Jobs Act of 2017; (b) state income tax is calculated based on the federal taxable income with state tax adjustments, which is then allocated or apportioned to the respective state (i.e. percentage of taxable income that should be apportioned or specially allocated to the respective states in which the Group operates) based on the apportionment factors provided from the state tax returns in previous year, and (c) state minimum tax if there is no assessable profit.

The PRC enterprises income tax (“EIT”) is calculated at the prevailing tax rate on the taxable income of the subsidiaries operating in the PRC. Under the Law of the PRC on EIT (the “EIT Law”) and Implementation Regulation of the EIT Law, the applicable tax rate of the PRC subsidiaries is at 25% during the years ended December 31, 2023, 2024 and 2025.

Under the Treasury Law Amendment (Enterprise Tax Plan Base Rate Entities) Bill 2018 of Australia, qualifying base rate entities that meet aggregate turnover threshold can be eligible for a lower corporate tax rate. Upon assessment on the base rate entity qualification on an ongoing basis, Apollomics (Australia) Pty. Ltd., a wholly-owned subsidiary of the Company, applies a corporate tax rate of 25%, 25% and 25% for the years ended December 31, 2023, 2024 and 2025, respectively.

Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for a Hong Kong incorporated subsidiary.

	Years ended December 31,
	2025	2024	2023
US CIT
— current year	$3	$259	$10
— over-provision in respect of prior years	—	—	—
Deferred tax (Note 17)	—	—	—
	$3	$259	$10

Other than the subsidiary operating in the US, no provision for income taxation has been made as the Company and the other subsidiaries either had no assessable profit or incurred tax losses in the PRC, Australia and Hong Kong for the years ended December 31, 2023, 2024 and 2025.

The income tax (credit) expense for the years ended December 31, 2023, 2024 and 2025 can be reconciled to the loss before taxation per the consolidated statements of loss and other comprehensive loss as follows:

	Years ended December 31,
	2025	2024	2023
Loss before taxation	$(10,936)	$(53,599)	$(172,591)
Tax at the US federal tax rate of 21%	(2,295)	(11,253)	(36,244)
Tax effect of expenses not deductible for tax purpose	67	332	568
Tax effect of income not taxable for tax purpose	—	—	—
Tax effect of additional qualified expenses deductible for tax purpose (note)	(284)	(919)	(741)
Tax effect of R&D Credits	142	623	(2,311)
Tax effect of tax losses not recognized	(347)	5,513	10,277
Tax effect of foreign tax differential rates	2,720	3,828	28,461
Tax effect of intangible impairment	—	2,135	—
Income tax expense for the year	$3	$259	$10

Note: The amount represents additional 100% income tax deduction in respect of qualifying research and development expenditures incurred for the year.